Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 23,054,162	$ (5,157,590)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	22,424,190	288,946
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,428,307	(3,222,271)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,642,866	1,021,696
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	17,590,184	(10,725,452)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	391,990	4,340
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(936,861)	(1,102,965)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	989,722	387,531
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,317,982	13,926,067
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 629,972	$ (5,446,536)